Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Deposits and Weighted Average Interest Rates [Table Text Block]
	2013			2012
(Dollars in thousands)	Weight Average Rate	Amount	Percent of Total	Weight Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$169,362	30.6%	0.00%	$101,198	19.6%
NOW accounts	0.03	70,407	12.7	0.02	71,472	13.9
Savings accounts	0.07	44,823	8.1	0.12	42,691	8.3
Money market accounts	0.28	139,818	25.2	0.33	111,000	21.6
		424,410	76.6		326,361	63.4
Certificates:
0-0.99%		85,705	15.5		90,103	17.5
1-1.99%		38,456	6.9		81,143	15.8
2-2.99%		4,798	0.9		15,063	2.9
3-3.99%		561	0.1		2,263	0.4
4-4.99%		0	0.0		18	0.0
Total certificates	0.80	129,520	23.4	1.08	188,590	36.6
Total deposits	0.26	$553,930	100.0%	0.48	$514,951	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	2013		2012
(Dollars in thousands) Remaining term to maturity	Amount	Weighted Average Rate	Amount	Weighted Average Rate
1-6 months	$43,618	0.84%	$73,451	1.10%
7-12 months	43,462	0.64	48,782	0.88
13-36 months	35,542	0.86	60,498	1.16
Over 36 months	6,898	1.14	5,859	1.55
	$129,520	0.80	$188,590	1.08

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2013	2012	2011
NOW accounts	$15	35	57
Savings accounts	34	67	57
Money market accounts	372	447	746
Certificates	1,383	3,192	5,987
	$1,804	3,741	6,847